Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Operating activities:
Net (loss) income	$ (4,545,376)	$ (81,665,432)		$ (780,587,954)	$ 8,151,664
Welfare oil duty	10,829,648	194,573,038		0	0
Items related to investment activities
Income taxes and duties	39,838	715,756		290,281,198	219,999,281
Depreciation and amortization of wells, pipelines, properties, plant and equipment	8,544,622	153,518,664		146,850,208	137,555,276
Amortization of intangible assets	20,039	360,032		626,800	599,627
Impairment of wells, pipelines, properties, plant and equipment	449,579	8,077,449		53,477,580	28,797,518
Capitalized unsuccessful wells	431,180	7,746,890		13,046,124	29,529,330
Unsuccessful wells from intangible assets	810,173	14,556,138		25,944,025	4,436,985
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	931,459	16,735,240		4,563,204	7,510,572
Depreciation of rights of use	345,760	6,212,172		6,030,194	5,886,840
Impairment of leases	107,933	1,939,194		0	0
Cancellation of leases	(14,334)	(257,531)		0	(128,698)
Unrealized foreign exchange loss in discount rate of reserve for well abandonment	435,072	7,816,800		9,126,600	4,638,600
(Profit) sharing in associates, net	(40,090)	(720,290)		(961,649)	(409,315)
Items related to financing activities
Unrealized foreign exchange (income) loss	(10,891,147)	(195,677,975)		279,459,341	(221,771,870)
Financing cost	8,347,700	149,980,626		158,901,950	152,171,381
Financing income	(663,373)	(11,918,617)		(15,669,883)	(18,210,377)
Funds from operating activities	15,138,683	271,992,154		191,087,738	358,756,814
Funds from operating activities
Profit-sharing duty and Welfare duty paid	(10,002,676)	(179,715,074)		(109,402,970)	(234,982,338)
Derivative financial instruments	(2,014,652)	(36,196,645)		73,199,932	17,082,089
Customers and accounts receivable	1,987,555	35,709,802		85,725,209	(35,840,592)
Inventories	(1,214,229)	(21,815,693)		27,019,341	(73,915)
Accounts payable and accrued expenses	(272,077)	(4,888,334)		(10,873,542)	1,838,338
Suppliers	(154,756)	(2,780,449)		89,233,465	42,479,138
Provisions for sundry creditors	2,040,534	36,661,668		3,335,377	219,161
Employee benefits	3,552,660	63,829,581		55,098,900	60,056,484
Other taxes and duties	(421,578)	(7,574,369)		(81,514,888)	102,410,367
Net cash flows from operating activities	8,639,464	155,222,641		322,908,562	311,945,546
Investing activities
Interest collected	445,843	8,010,324		7,172,267	5,422,674
Other assets	(210,697)	(3,785,536)		(16,553,870)	19,556,667
Acquisition of wells, pipelines, properties, plant and equipment	(12,583,177)	(226,078,160)		(230,138,544)	(256,862,996)
Acquisition of intangible assets	(747,161)	(13,424,017)		(32,798,760)	(35,088,002)
Net cash flows (used in) investing activities	(13,095,192)	(235,277,389)		(272,318,907)	(266,971,657)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	22,002,549	395,313,191		156,509,050	166,615,123
Increase in long-term contractual liabilities	10,743,935	193,033,065	$ 0		0
Collections from the Mexican Government	799,217	14,359,299		28,096,861	45,849,715
Interest collected from the Mexican Government	101,259	1,819,299		4,854,744	8,052,642
Lease payments	(381,332)	(6,851,282)		(6,335,772)	(5,484,624)
Interest of lease paid	(138,143)	(2,481,974)		(2,128,875)	(2,291,356)
Loans obtained from financial institutions	49,601,914	891,182,703		1,056,523,887	881,401,059
Debt payments, principal only	(65,066,236)	(1,169,025,539)		(1,148,872,172)	(978,854,627)
Interest paid	(8,344,024)	(149,914,573)		(148,380,958)	(144,050,336)
Net cash flows from (used in) financing activities	9,319,139	167,434,189		(59,733,235)	(28,762,404)
Net increase (decrease) in cash and cash equivalents	4,863,411	87,379,441		(9,143,580)	16,211,485
Effects of foreign exchange on cash balances	(755,285)	(13,569,978)		29,238,030	(11,878,620)
Cash and cash equivalents at the beginning of the year	4,944,805	88,841,826		68,747,376	64,414,511
Cash and cash equivalents at the end of the year (Note 9)	$ 9,052,931	$ 162,651,289	$ 4,944,805	$ 88,841,826	$ 68,747,376